CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2021
Cash, cash equivalents and other investments [Abstract]
Schedule of other investments

	As of December 31,
	2021	2020

Investments in debt instruments and other	67,025	2,629
Other investments	252	252

Other investments, net – Non-current	67,277	2,881

Schedule of cash and cash equivalents

	As of December 31,
	2021	2020

(i) Other investments
Other deposits with maturity of more than three months	1,290,459	813,527

Other investments - Current	1,290,459	813,527
(ii) Cash and cash equivalents
Cash and banks	305,136	129,500
Restricted cash	58	54
Short-term bank deposits	692,529	259,020
Other deposits with maturity of less than three months	278,882	149,308

Cash and cash equivalents	1,276,605	537,882